Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.0001
Common stock, shares issued	3,988,706	3,985,206	67,316
Common stock, shares outstanding	3,988,706	3,985,206	67,316
Preferred stock, par value
Preferred stock, shares issued		0	1,050,000
Common stock, shares outstanding		0	1,050,000